------------------------------


                                    RWB/WPG
                                   U.S. LARGE
                                   STOCK FUND
                        (formerly U.S. Large Stock Fund)


                         -------------------------------











                               SEMI ANNUAL REPORT
                                 JUNE 30, 1997
                                  (Unaudited)

RWB/WPG U.S. LARGE STOCK FUND

Schedule of Investments at June 30, 1997 - Unaudited


Number                                                                     Value
of Shares                  Security                                      (000's)
---------                  --------                                      -------

                COMMON STOCKS (99.0%)
                BASIC MATERIALS (8.6%)
24,775          Allegheny Teledyne Inc .........................          $  669
21,600          Aluminum Co.of America .........................           1,628
53,000          Barrick Gold Corp ..............................           1,166
12,800          Champion International Corp. ...................             707
15,700          Crown Cork & Seal Inc ..........................             839
19,275          Dow Chemical Co ................................           1,679
12,000          Georgia Pacific Co .............................           1,025
 8,900          Great Lakes Chemical Corp. .....................             466
14,200          Hercules Inc. ..................................             680
23,200          Inco Ltd .......................................             698
29,081          International Paper Co. ........................           1,412
11,600          James River Corp. ..............................             429
41,400          Kimberly-Clark Corp ............................           2,060
12,200          Nucor Corp .....................................             689
 8,500          Phelps Dodge Corp ..............................             724
32,000          Placer Dome Inc ADR ............................             524
21,600          Praxair Inc. ...................................           1,210
 7,700          Reynolds Metals Co .............................             549
 6,500          Rohm & Haas Co .................................             585
                                                                          ------
                                                                          17,739
                                                                          ------
               CONSUMER CYCLICALS (11.7%)
 6,100         Armstrong World Industries Inc ...................            448
13,600         Black & Decker Corp ..............................            506
 9,600         Clairborne (Liz) Inc. ............................            448
14,400         CVS Corp .........................................            738
20,300         Dayton Hudson Corp ...............................          1,080
 8,900         Echlin Inc. ......................................            320
11,200         Fluor Corp .......................................            618
11,000         Gannet Inc .......................................          1,086
14,100         Genuine Parts Co .................................            478
 7,100         Goodyear Tire & Rubber Co ........................            450
10,800         Harcourt General Inc .............................            514
18,300         Hasbro Inc .......................................            519
 6,700        +HFS Inc ..........................................            389
55,700        +K Mart Corp ......................................            682
 8,100         Knight-Ridder Inc ................................            397
22,600         Masco Corp .......................................            943
39,450         Mattel Inc .......................................          1,336
36,000         May Department Stores Co .........................          1,701
12,400         Maytag Corp ......................................            324
 6,900         McGraw-Hill Companies Inc ........................            406
 8,900         New York Times Co Cl A ...........................            440
21,800         Nike Inc. Cl B ...................................          1,273
12,000         Nordstrom Inc ....................................            589
11,800         Paccar Inc .......................................            548
33,700         Penney (J.C.) Co. ................................          1,759
11,400         Rite Aid Corp. ...................................            569
36,102         The Limited Inc ..................................            731
25,600        +US West Media Group ..............................            518
 5,100         VF Corp ..........................................            432
95,189        +Viacom Inc. Cl B .................................          2,856
 9,800         Whirlpool Corp ...................................            535
20,500        +Woolworth Corp ...................................            492
                                                                          ------
                                                                          24,125
                                                                          ------

                CONSUMER NON-CYCLICALS (14.0%)
 30,600         Albertsons Inc .................................         $ 1,117
 20,100         American Stores Co .............................             993
 37,400         Anheuser-Busch Companies Inc. ..................           1,568
 75,629         Archer Daniels Midland Co ......................           1,777
 10,200         Avon Products Inc ..............................             720
 44,800         Campbell Soup Co ...............................           2,240
 21,600         Colgate-Palmolive Co ...........................           1,409
 18,700         Conagra Inc ....................................           1,199
 11,000         CPC International Inc. .........................           1,015
 11,800         General Mills Inc ..............................             769
 32,350         Heinz H J Co ...................................           1,492
 33,800        +Kroger Co ......................................             980
 20,500         Newell Co ......................................             812
158,100         Philip Morris Companies Inc. ...................           7,016
 11,000         Pioneer Hi Bred International ..................             880
 16,900         Quaker Oats Co .................................             758
 10,000         Ralston Purina Co ..............................             822
 21,600         Rubbermaid Inc .................................             643
 12,600         Unilever NV ADR ................................           2,697
                                                                          ------
                                                                          28,907
                                                                          ------
                ENERGY (16.6%)
 36,000         Amoco Corp .....................................           3,130
 25,800         Atlantic Richfield Co ..........................           1,819
 14,000         Coastal Corp ...................................             745
104,600         Exxon Corp .....................................           6,433
 14,425         Halliburton Co .................................           1,143
 57,800         Mobil Corp. ....................................           4,039
 40,100         Occidental Petroleum Corp ......................           1,005
 34,800         Phillips Petroleum Co. .........................           1,522
160,400         Royal Dutch Petroleum Co ADR ...................           8,722
 22,200         Schlumberger Ltd ...............................           2,775
  9,800         Texaco Inc .....................................           1,066
 35,600         USX-Marathon Group .............................           1,028
 20,126         Williams Companies Inc .........................             880
                                                                          ------
                                                                          34,307
                                                                          ------

                FINANCIAL (5.4%)
40,500          Allstate Corp .................................            2,957
11,550          Aon Corp ......................................              598
13,400          Chubb Corp ....................................              896
 7,900          Fifth Third Bancorp ...........................              648
 4,300          ITT Hardford Group Inc ........................              356
 8,500          Loews Corp ....................................              851
11,800          Marsh & McLennan Cos ..........................              842
13,000          Safeco Corp ...................................              607
 6,100          St Paul Companies Inc .........................              465
 5,500          Torchmark Corp ................................              392
 5,300          Transamerica Corp .............................              496
19,200          UNUM Corp .....................................              806
19,700          U.S. Bancorp ..................................            1,263
                                                                          ------
                                                                          11,177
                                                                          ------


                       See notes to financial statements                  Page 1




RWB/WPG U.S. LARGE STOCK FUND

Schedule of Investments at June 30, 1997 - Unaudited

Number                                                                     Value
of Shares                  Security                                      (000's)
---------                  --------                                      -------

                HEALTH (18.2%)
50,800          American Home Products Corp. ...................          $3,886
73,200          Bristol-Myers Squibb Co. .......................           5,929
98,250          Columbia Healthcare Corp .......................           3,863
37,450          Corning Inc ....................................           2,083
30,500          Medtronic Inc ..................................           2,471
81,300          Pfizer Inc .....................................           9,715
60,865          Pharmacia & Upjohn Inc .........................           2,115
52,800          Schering-Plough Corp. ..........................           2,528
31,100          Service Corp International .....................           1,022
28,300          Tenet Healthcare Corp ..........................             837
24,800          Warner Lambert Co ..............................           3,081
                                                                          ------
                                                                          37,530
                                                                          ------

               INDUSTRIALS (5.5%)
25,300         Browning Ferris Industries Inc. ..................            841
13,400         Cooper Industries Inc. ...........................            667
16,300         Dover Corp .......................................          1,002
22,800         Dresser Industries Inc ...........................            849
12,000         Dun & Bradstreet Corp ............................            315
 6,500         Harnischfeger Industries Inc. ....................            270
10,600         Interpublic Group of
                 Companies Inc ....................................          650
31,900         Laidlaw Inc Cl B .................................            441
 9,750         Parker Hannifin Corp .............................            592
 6,300         Raychem Corp .....................................            468
 9,600         Stanley Works ....................................            384
12,600         Textron Inc ......................................            836
 9,600         TRW Inc. .........................................            545
72,400         Waste Management Inc .............................          2,326
46,600         Westinghouse Electric Corp .......................          1,078
                                                                          ------
                                                                          11,264
                                                                          ------
                TECHNOLOGY (12.2%)
14,000         +Advanced Micro Devices Inc .....................             504
25,000         +Apple Computer Inc .............................             356
27,500          Bay Networks Inc ...............................             730
22,200         +Dell Computer Corp .............................           2,607
10,200          Eaton Corp .....................................             891
 4,900          General Dynamics Corp ..........................             367
 8,100          Lockheed Martin Corp ...........................             839
23,200          Lucent Technologies Inc ........................           1,672
22,000          McDonnell Douglas Corp .........................           1,507
86,000          MCI Communications Corp ........................           3,292
 5,900          Northrop Corp ..................................             518
45,400         +Novell Inc .....................................             315
15,700          Pitney Bowes Inc. ..............................           1,091
19,500          Raytheon Co ....................................             995
41,326          SBC Communications .............................           2,557
22,400          Silicon Graphics Inc ...........................             336
45,400          Sprint Corp ....................................           2,389
32,600          US West Inc ....................................           1,229
38,400          Xerox Corp .....................................           3,029
                                                                          ------
                                                                          25,224
                                                                          ------

                TRANSPORTATION (0.9%)
23,000          Southwest Airlines Co ..........................          $  595
17,900          Union Pacific Corp .............................           1,262
                                                                          ------
                                                                           1,857
                                                                          ------
                UTILITIES (5.9%)
14,000          American Electric Power Co .....................             588
11,800          Carolina Power & Light Co ......................             423
17,500          Central & South West Corp ......................             372
11,785          CINergy Corp. ..................................             410
 5,700          Columbia Gas System Inc ........................             372
13,600          Dominion Resources Inc .........................             498
15,000          Duke Energy Corp ...............................             719
40,700          Edison International ...........................           1,012
35,400          Enron Corp .....................................           1,445
18,100          Entergy Corp ...................................             496
14,200          FPL Group Inc. .................................             654
 9,200          GPU Inc ........................................             330
18,300          Houston Industries Inc .........................             392
18,500          Noram Energy Corp. .............................             282
23,200          Pacificorp .....................................             510
36,600          PG & E Corp ....................................             888
11,000          Sonat Inc. .....................................             564
44,500          Southern Co ....................................             974
17,100          Texas Utilities Co .............................             589
16,900          Unicom Corp ....................................             376
 7,900          Union Electric Co ..............................             298
                                                                          ------
                                                                          12,192
                                                                          ------
                TOTAL COMMON STOCKS
                  (Cost $151,921) ..............................         204,322
                                                                        --------

Pricipal
Amount
(000's)
-------
                U.S. GOVERNMENT
                 OBLIGATION (0.9%)
                  (Cost $1,929)
$1,950        * U.S. Treasury Bill Due 9/18/97 .................           1,929
                                                                        --------
                TOTAL INVESTMENTS (99.9%)
                  (Cost $153,850) ..............................         206,251

                OTHER ASSETS IN EXCESS
                 OF LIABILITIES (0.1%) .........................             201
                                                                        --------
                TOTAL NET ASSETS (100.0%) ......................        $206,452
                                                                        ========

Number of                                                             Unrealized
Contracts                                                           Depreciation
---------                                                           ------------
                 FUTURES PURCHASED
                  (Aggregate Futures Amount $1,781)
        4        September 1997 S & P 500 ......................             (6)

+ Non-income producing security.
* Security pledged for futures purchased.


Page 2                   See notes to financial statements


RWB/WPG U.S. LARGE STOCK FUND

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1997 - UNAUDITED


ASSETS:
Investments at value (Cost $153,850,312) ....................       $206,250,618
Cash ........................................................             19,551
Receivable for Fund shares sold .............................             89,299
Dividends and interest receivable ...........................            248,456
Deferred organizational expense
  (Net of accumulated amortization of $53,407) ..............             13,465
Prepaid expenses ............................................             12,933
                                                                     -----------
                                                                     206,634,322
                                                                     -----------

LIABILITIES:
Payable for management fee - Note 2 .........................             43,613
Payable for shareholder servicing fee - Note 2 ..............             23,484
Payable for Fund shares redeemed ............................             17,687
Payable for variation margin ................................             13,300
Accrued expenses ............................................             84,644
                                                                     -----------
                                                                         182,728
                                                                     -----------

NET ASSETS ..................................................       $206,451,594
                                                                    ============

NET ASSETS REPRESENTED BY:
Shares of beneficial interest, at par .......................       $     26,443
Paid-in surplus .............................................        134,356,920
Undistributed net investment income .........................          2,203,131
Undistributed  net realized  gains on  investments
   and futures ..............................................         17,470,374
Net unrealized appreciation on investments and futures ......         52,394,726
                                                                     -----------
Net Assets applied to 26,442,526  shares of beneficial
   interest issued and outstanding with $0.001 par
   value (authorized shares unlimited) ......................       $206,451,594
                                                                    ============


UNREALIZED APPRECIATION\(DEPRECIATION)*
   Gross unrealized appreciation ............................         55,261,248
   Gross unrealized depreciation ............................         (2,866,522)
                                                                     -----------
Net unrealized appreciation .................................         52,394,726
                                                                     ===========


Net asset value, offering and redemption price per share
as of the close of business on June 30, 1997 ................       $       7.81
                                                                    ============


* Based on cost of securities for Federal Income tax purposes which does not differ from book cost.



                       See notes to financial statements                 Page 3


RWB/WPG U.S. LARGE STOCK FUND

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 - UNAUDITED


INVESTMENT INCOME:
Dividends .............................................     $2,116,388
Interest ..............................................         41,786
                                                              --------
                                                                             $2,158,174
EXPENSES:
Investment advisory fees - Note 2 .....................        259,662
Shareholder service fees - Note 2 .....................        139,818
Fund Accounting fees ..................................         47,500
Professional fees .....................................         40,500
Custodian fees and expenses ...........................         31,806
Transfer agent fees and expenses ......................         26,500
Registration fees .....................................         20,000
Shareholder reports ...................................         11,000
Amortization of organizational expenses ...............          7,000
Trustees' fees and expenses ...........................          6,500
Miscellaneous expenses ................................         10,704
                                                              --------
                                                               600,990
Less expenses paid directly (Note 5) ..................         (1,306)
                                                              --------
                                                                                599,684
                                                                            -----------
NET INVESTMENT INCOME .................................                       1,558,490
NET REALIZED GAIN ON INVESTMENTS AND FUTURES ..........                      14,418,801
NET CHANGE IN UNREALIZED APPRECIATION ON
INVESTMENTS AND FUTURES ...............................                      16,229,036
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..                     $32,206,327
                                                                            ===========


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS        YEAR
                                                              ENDED           ENDED
                                                             6/30/97*        12/31/96
                                                             --------        --------

OPERATIONS:
Net investment income ................................   $   1,558,490    $   3,734,543
Net realized gains on investments and futures ........      14,418,801       25,671,355
Net change in unrealized appreciation on investments
and futures ..........................................      16,229,036        6,039,397
                                                            ----------        ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .      32,206,327       35,445,295
                                                            ----------       ----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income ...........................            --         (3,149,567)
From capital gains ...................................            --        (22,834,359)
                                                           -----------       ----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS ............            --        (25,983,926)
                                                           -----------       ----------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST - NOTE 4
Shares sold ..........................................      13,799,650       47,410,428
Distributions reinvested .............................            --         25,668,369
Shares redeemed ......................................     (39,779,884)     (56,475,924)
                                                           -----------      -----------
NET INCREASE/(DECREASE) FROM FUND SHARE TRANSACTIONS .     (25,980,234)      16,602,873
                                                           -----------       ----------
TOTAL INCREASE IN NET ASSETS .........................       6,226,093       26,064,242
NET ASSETS BEGINNING OF PERIOD .......................     200,225,501      174,161,259
                                                           -----------      -----------
NET ASSETS END OF PERIOD (including undistributed
net investment income of $2,203,131 and $644,641) ....   $ 206,451,594    $ 200,225,501
                                                         =============    =============

* Unaudited

Page 4                        See notes to financial statements

RWB/WPG U.S. LARGE STOCK FUND

NOTES TO FINANCIAL STATEMENTS - UNAUDITED


NOTE 1 - ORGANIZATION AND ACCOUNTING POLICIES: RWB/WPG U.S. Large Stock Fund (formerly the U.S. Large Stock Fund) (the "Fund") is registered under the Investment Company Act of 1940 (the "Act"), as amend-ed, as a diversified, open-end management company. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

PORTFOLIO VALUATION: Portfolio securities listed or admitted to trading on a national securities exchange are valued at the last sale price, on such exchange, as of the close of regular trading on the New York Stock Exchange on the day the valuation is made. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices. Short-term debt securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent fair value. If other securities and assets for which market quotations are not readily available are held by the Fund, they are valued at their fair value as determined, in good faith, by the Fund's Valuation Committee as authorized by the Fund's Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded utilizing the identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions are recorded on the ex-dividend date. Dividends from net investment income are declared and paid at least annually. Distributions from capital gains are declared by December 31 of the year in which they are earned and are paid by January 31 of the following year. To the extent that net realized capital gains can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gains.

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. No federal income tax or excise tax provision is required. The federal income tax basis of investments approximates cost.

ORGANIZATIONAL EXPENSES: Organizational and initial offering expenses paid by the Fund are amortized on a straight-line method over a sixty-month period.

FUTURES: A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

FINANCIAL RISKS: The Fund may enter into futures contracts to protect against adverse movements in the price of securities in the investment portfolio. Certain risks are associated with the use of futures. The predominant risk is that the movement in price of the instrument underlying the future may not correlate perfectly with the movement of the price of the asset being hedged.

USE OF ESTIMATES: Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

RWB/WPG U.S. LARGE STOCK FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED) - UNAUDITED

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES: The investment advisory fee is earned by Weiss, Peck & Greer, L.L.C. ("WPG"). Under the Fund's Investment Advisory agreement, the advisory fee is calculated at the following rates: 0.26% of the Funds average daily net assets not exceeding $500 million, 0.24% in excess of $500 million up to $1 billion, 0.22% of assets in excess of $1 billion up to $2 billion and 0.20% in excess of $2 billion. Such fees are paid monthly. WPG has voluntarily agreed to limit the Fund's total operating expenses to 0.63% or less (determined by average net assets). Effective July 18, 1997 the voluntary expense limit will be 0.42% of average net assets.

Reinhardt Werba Bowen Advisory Services ("RWB") receives an asset allocation fee up to 2% annually of assets from shareholders (not a Fund expense) participating in their Strategic Asset Money Management program. RWB is entitled to receive a fee from the Fund for shareholder servicing functions provided, equal to 0.14% of daily average net assets. Certain transactions and service charges may also be imposed by institutions serving as financial intermediaries in the purchase and custody of Fund shares held. No part of these fees is received by the Fund or the Adviser.
Effective July 18, 1997 the shareholder servicing fee will be 0.10% of daily average net assets.

Certain officers and Trustees of the Fund are "affiliated persons", as defined in the Act, of WPG.

NOTE 3 - SECURITIES TRANSACTIONS: During the six months ended June 30, 1997, sales proceeds and cost of securities purchased (other than short-term investments and options written), amounted to $75,693,186 and $51,227,756, respectively. Brokerage commissions on the above transactions amounted to $99,257. Of this amount, $99,045 was received by WPG. These amounts do not include profits earned in connection with the execution of principal transactions, none of which were received by WPG.

NOTE 4 - TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST: Transactions in the Fund's Shares of Beneficial Interest were as follows (000's omitted):


                                     SIX MONTHS
                                        ENDED          YEAR ENDED
                                    JUNE 30, 1997      DECEMBER 31,
                                    (UNAUDITED)          1996
                                    -----------          ----
                    Shares sold .....  1,889             6,976
                    Distributions ...      0             3,803
                    Shares redeeme .. (5,538)           (7,923)
                                      ------            ------
                    Net decrease .... (3,649)            2,856
                                      ======             =====

NOTE 5 - The Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. During the six months ended June 30, 1997, the Fund's custodian fees amounted to $31,806 of which $1,306 was offset by such credits. The Fund could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset arrangement with the custodian.

NOTE 6 - RECLASSIFICATION OF CAPITAL ACCOUNTS:
In accordance with the adoption of Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies", the Fund reclassified $138,297 from undistributed net investment income to undistributed net realized gains and additional paid-in surplus at December 31,1996.

RWB/WPG U.S. LARGE STOCK FUND

FINANCIAL HIGHLIGHTS



                                                      Six Months    Year      Year      Year         Period
                                                        Ended       Ended     Ended     Ended        Ended
                                                       6/30/97(u) 12/31/96   12/31/95   12/31/94    12/31/93*
                                                       -------    --------   --------   --------    ---------

Per Share Data:
    Net Asset Value at Beginning of Period ........   $   6.65    $ 6.39    $ 5.05     $  5.16       $   5.00

            Net Investment Income .................       0.06      0.13      0.13        0.14           0.06
            Net Realized and Unrealized Gain/(Loss)
                    on Investments ................       1.10      1.12      1.58       (0.14)          0.20
    Total Income from Operations ..................       1.16      1.25      1.71        0.00           0.26

            Dividends from Net Investment Income ..       0.00     (0.12)    (0.13)      (0.11)         (0.06)
            Distributions from Capital Gains ......       0.00     (0.87)    (0.24)       0.00)         (0.04)
    Total Distributions ...........................       0.00     (0.99)    (0.37)      (0.11)

    Net Asset Value End of Period .................   $   7.81    $ 6.65    $ 6.39     $  5.05       $   5.16
                                                      ========    ======    ======     =======       ========


Total return ....................................        17.44%    19.33%    33.81%       0.06%          5.09%
Net assets at end of period (000's) .............     $206,452   $200,226   $174,161   $106,850      $  66,845
Average commision per share .....................     $ 0.0350   $ 0.0330        N/A        N/A            N/A

Ratios:
    Ratio of Expenses to Average Net Assets .....       0.60%(A)   0.59%+     0.69%+     0.75%+       0.77%+(A)
    Ratio of Net Income to Average Net Assets....       1.56%(A)   1.86%+     2.26%+     2.65%+       2.54%+(A)
    Portfolio Turnover Rate .....................       25.6%      59.6%      27.1%      36.2%         27.1%(A)


*     From inception of Fund 6/8/93.
(u)   Unaudited
(A)   Annualized
+ The Advisor agreed not to impose its full fee from inception through December 31, 1996. Had the Advisor not so agreed, the ratio of expenses and net investment income to average net assets would have been 0.98% and 2.33% for the period ended 12/31/93, 0.79% and 2.61% for the year ended 12/31/94, 0.74% and 2.21% for the year ended 12/31/95 and 0.62% and 1.83%
      for the year ended 12/31/96, respectively. The custody fee earnings credit fee has an effect of less than 0.01% per share on the above ratios.

RWB/WPG U.S. LARGE STOCK FUND

TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30,1997 (UNAUDITED)




                                             Six                Average Annual
                                            Months      Year      Return since
                                            Ended       Ended     Inception*
                                            -----       -----     ----------

RWB/WPG U.S. LARGE STOCK FUND ......        17.44%     27.57%       18.19%

S & P 500 INDEX ....................        20.53%     34.75%       21.23%

 * Inception of the Fund was June 8, 1993.

Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The results of the Fund and the S & P 500 Stock Index (the "S & P 500") assume the reinvestment of all capital gain distributions and income dividends. The Fund's past performance is not indicitive of future performance and should be considered in light of its investment policy and objectives, the characteristics and quality of its portfolio securities and the periods selected. The S & P 500 is a broad based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks. The S & P 500 represents an unmanaged group of securities.



Page 8                    See notes to financial statements

                                     RWB/WPG
                             U.S. LARGE STOCK FUND
                             REINHARDT WERBA BOWEN
                              1190 Saratoga Avenue
                                   Suite 200
                               San Jose, CA 95129
                            (800) 366-7266 Ext. 124


TRUSTEES

Raymond R. Herrmann, Jr.*               William B. Ross*
Lawrence J. Israel*                     Harvey E. Sampson*
Graham E. Jones*                        Robert A. Straniere*
Paul Meek*                              Alan B. Werba

*Member of Audit Committee

OFFICERS

Roger J. Weiss, President, Chairman and Trustee
Jay C. Nadel, Executive Vice President and Secretary
Francis H. Powers, Executive Vice President and Treasurer
Daniel Cardell, Vice President
Joseph J. Reardon, Vice President
Joseph Parascondola, Assistant Vice President

INVESTMENT ADVISER

Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN

Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT

First Data Investor Services Group
4400 Computer Drive
Westboro, MA  01581-5120

LEGAL COUNSEL

Hale and Dorr
60 State Street
Boston, MA  02109